Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 465,434	$ 464,699
Gross Unrealized Gains	1,348	72
Gross Unrealized Losses	2,399	20,025
Estimated Fair Value	464,383	444,746
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	97,400	99,366
Gross Unrealized Losses	289	3,388
Estimated Fair Value	97,111	95,978
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	308,310	259,742
Gross Unrealized Gains	640	5
Gross Unrealized Losses	2,050	12,373
Estimated Fair Value	306,900	247,374
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	59,724	105,591
Gross Unrealized Gains	708	67
Gross Unrealized Losses	60	4,264
Estimated Fair Value	$ 60,372	$ 101,394